Related party transactions (Details 2) - 6 months ended Mar. 31, 2026 - Lease No 1 [Member] - Zhejiang Tantech Bamboo Technology Co., Limited [Member]	CNY (¥) ft²	USD ($) ft²
RMB [Member]
Annual rent RMB | ¥	¥ 131,835
Annual rent in USD | $		$ 18,817
Lease begin date	March 1, 2023	March 1, 2023
Lease end date	February 29, 2028	February 29, 2028
Leasing purpose	Office	Office
Area (in square meters) | ft²	479	479